FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

 1.     Name and address of issuer:
                         Variable Investors Series Trust
                         10 Post Office Square
                         Boston, MA 02109

2.     Name of each series or class of funds for which this notice is filed:
     Cash Management
     Common Stock
     High Income Bond
     World Equity
     Multiple Strategies
     Tilt Utility
     U.S. Government Bond
     Growth & Income
     Small Cap

3.     Investment Company Act File Number: 811-4969

     Securities Act file Number: 33-11182

4.     Last day of fiscal year for which this notice is filed: December 31,
1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2's declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          Number: 0          Amount: $0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          Number: 0          Amount: $0

9. Number and aggregate sale price of securities sold during the fiscal year:

          Number: 494,011     Amount: $2,131,001

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Number: 494,011     Amount: $2,131,001

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
    Instruction B.7):

          Number: 0          Amount: $0

12.     Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                             $     2,131,001
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans from Item 11, if applicable):

                                             +            0
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

                                             -     2,131,001
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                             +                   0
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                                0
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                             x       1 / 2,900
     (vii) Fee due [line (I) or line (v) multiplied by line (vi)]:

                                             $                   0
 Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if from is being filed within 60 days after the close of the issuer's fiscal year. Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: Not applicable

                                  SIGNATURES
 This report has been signed below the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
               /S/ Arnold R. Bergman
               Vice President- Legal & Administration & Secretary
Date:     2/21/96


 *Please print the name and title of the sign officer below the signature

Blazzard, Grodd & Hasenauer, P.C.
  943 Post Road East
Westport, CT 06880
(203) 226-7866
February 21, 1996
Board of Trustees
Variable Investors Series Trust
10 Post Office Square
Boston, MA 02109
RE:   Opinion of Counsel - Variable Investors Series Trust
Gentlemen:
You have requested our Opinion of Counsel in connection with the filing with the Securities and Exchange Commission of "Form 24F-2" with respect to Variable Investors Series Trust.
We have made such examination of the law and have examined such records and documents as in our judgment are necessary or appropriate to enable us to render the opinions expressed below.
We are of the following opinions:
      1. Variable Investors Series Trust ("Trust") is a valid and existing unincorporated voluntary association, commonly known as a business trust. The Trust is a business trust created and validly existing pursuant to Massachusetts Laws.

     2. Upon the acceptance of purchase payments made by shareholders in accordance with the Prospectus contained in the Registration Statement and upon compliance with applicable law, such shareholders will have legally-issued, fully paid, non-assessable shares of the Trust.
This opinion is limited solely to its use as an exhibit to your Form 24F-2 filed pursuant to Rule 24f-2.
Sincerely,
BLAZZARD, GRODD & HASENAUER, P.C.
By: /S/ RAYMOND A. O'HARA III
     __________________________________
          Raymond A. O'Hara III